LOOMIS SAYLES INTERNATIONAL BOND FUND

Supplement dated November 26, 2014 to the Prospectus and Summary Prospectus of the Loomis Sayles International Bond Fund (the “Fund”), dated February 1, 2014, as may be revised and supplemented from time to time.

Effective December 1, 2014, Scott M. Service has joined the portfolio management team of the Fund. The information under the subsection “Portfolio Managers” in the section “Management” in the Fund Summary is revised to include the following:

Scott M. Service, CFA®, Vice President of the Adviser, has served as a co-portfolio manager of the Fund since 2014.

Effective December 1, 2014, the subsection “Meet the Funds’ Portfolio Managers” under the section “Management Team” in the Fund Prospectus is revised to include the following:

Scott M. Service – Scott M. Service has served as co-portfolio manager of the Loomis Sayles International Bond Fund since 2014. Mr. Service, Vice President of Loomis Sayles, joined Loomis Sayles in 1995. Mr. Service holds the designation of Chartered Financial Analyst®. He earned a B.S. from Babson College and an M.B.A. from Bentley College, and has over 22 years of investment experience.

LOOMIS SAYLES INTERNATIONAL BOND FUND

Supplement dated November 26, 2014 to the Loomis Sayles International Bond Fund (the “Fund”) Statement of Additional Information, dated February 1, 2014, as may be revised and supplemented from time to time.

Effective December 1, 2014, Scott M. Service has joined the portfolio management team of the Fund. The following information supplements the sub-sections “Portfolio Managers’ Management of Other Accounts” and “Portfolio Managers’ Ownership of Fund Shares” within the section “Portfolio Management Information.”

Portfolio Managers’ Management of Other Accounts

As of November 1, 2014, Scott M. Service managed other accounts in addition to the Fund. The following table provides information on the other accounts managed by Mr. Service:

	Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts
	Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance
Name of Portfolio Manager	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets
Scott M. Service	0	$0	0	$0	15	$4.8 billion	0	$0	30	$8.8 billion	5	$2.0 billion

Portfolio Managers’ Ownership of Fund Shares

As of November 1, 2014, Mr. Service had the following ownership in the Fund:

Name of Portfolio Manager	Fund(s) Managed	Dollar Range of Equity Securities Invested*
Scott M. Service	Loomis Sayles International Bond Fund	A

* A. None B. $1 - 10,000 C. $10,001 - $50,000 D. $50,001 - $100,000	E. $100,001 - $500,000 F. $500,001 - $1,000,000 G. over $1,000,000